Earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2011
Numerator:
Profit (Loss) for the year attributable to owners	$ 57,757	$ 72,415	$ (24,228)
Denominator:
Weighted average number of shares used in basic EPS	60,217,523	60,612,230	60,093,191
Earnings (Losses) after tax per share (US$) - basic	$ 0.96	$ 1.19	$ (0.40)
Weighted average number of shares used in basic EPS	60,217,523	60,612,230	60,093,191
Stock awards at US$ 0.001	2,433,126	4,758,552	0
Weighted average number of common shares for the purposes of diluted earnings per shares	62,650,649	65,370,782	60,093,191
Earnings (Losses) after tax per share (US$) - diluted	$ 0.92	$ 1.11	$ (0.40)
Par value per share	$ 0.001	$ 0.001		$ 0.001
Description of instruments with potential future dilutive effect not included in calculation of diluted earnings per share			4,564,777